Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Right of Use Asset

On December 31, 2020 and 2019, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2020	December 31, 2019
Office leases right of use assets	$1,984,320	$1,984,320
Less: accumulated amortization into rent expense	(539,046)	(233,890)
Balance of ROU assets as of end of period	$1,445,274	$1,750,430

Schedule of Operating Lease Liability Related to ROU Asset

On December 31, 2020 and 2019, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2020	December 31, 2019
Lease liabilities related to office leases right of use assets	$1,483,460	$1,773,384
Less: current portion of lease liabilities	(380,843)	(333,126)
Lease liabilities – long-term	$1,102,617	$1,440,258

Schedule of Lease Payments Due Under Operating Leases

On December 31, 2020, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ended December 31,	Amount
2021	$519,745
2022	530,486
2023	537,429
2024	183,073
Total minimum non-cancelable operating lease payments	1,770,733
Less: discount to fair value	(287.273)
Total lease liability on December 31, 2020	$1,483,460